BANK LOANS	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
BANK LOANS

9. BANK LOANS

The bank loans consisted of the following at September 30, 2025:

Bank Name	Type	Principal Amount	Outstanding Amount	Outstanding Amount	Drawdown Date	Interest
		HKD	HKD	USD
Bank of Comm	Revolving loan	7,000,000	7,000,000	897,435	Apr 2, 2025	BLR-0.75%
Bank of Comm	Revolving loan	3,000,000	3,000,000	384,615	Apr 29, 2025	BLR-0.75%
Orix Asia Limited	Non-Revolving	5,000,000	5,000,000	641,025	Jul 17, 2025	One month HIBOR +2.45%
			15,000,000	1,923,075

The expiration date of the facilities of HKD 7,000,000 is March 27, 2026. This is a revolving facility that was re-borrow during the current year upon repayment of the previous outstanding balance. The expiration date of the facilities of HKD3,000,000 is April 28, 2027. The expiration date of the facilities of HKD5,000,000 is June 2, 2026.

The bank loans consisted of the following at September 30, 2024:

Bank Name	Type	Principal Amount	Outstanding Amount	Outstanding Amount	Drawdown Date	Interest
		HKD	HKD	USD
Bank of Comm	Revolving loan	7,000,000	7,000,000	897,435	2024-09-27	BLR-0.75%
			7,000,000	897,435

The expiration date of the facilities of HKD 7,000,000 is March 27, 2026.

Note: Bank of Comm = Bank of Communications (Hong Kong) Limited

As at September 30,2025, bank loan under Orix Asia Limited were secured by (i) charge over deposit at the amount of HK$ 2,500,000, approximately US$320,513 and (ii) unconditional corporate guarantee by the Company.

As at September 30, 2025 and 2024, bank loans under Bank of Comm were secured by (i) personal guarantees given by the directors – Mr. Lam Shing Kwan, Henry (“Mr. Lam”) and Mr. Ngan Ching Shun (“Mr. Ngan”) and (ii) guarantees given by The Hong Kong Mortgage Corporation Limited, HKMC Insurance Limited.

The following are the maturity dates of the above borrowings as of September 30, 2025:

Years ending September 30,	Amount US$
2026	1,538,460
2027	384,615
Total borrowings	1,923,075
Less: the current portion due to on demand within one year	(1,923,075)
Non-current portion	-

The following are the maturity dates of the above borrowings as of September 30, 2024:

Years ending September 30,	Amount US$
2025	897,435
Less: current portion	(897,435)
Non-current portion	-

During the year ended September 30, 2023, 2024 and 2025, bank loans with principal of US$220,459, US$1,282,051 and US$897,435 were fully repaid. During the years ended September 30, 2023, 2024 and 2025, interest expense related to these credit facilities was US$71,029, US$60,506 and US$29,349 respectively.